Quarterly Report
September 30, 2019
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 3.2%
CACI International, Inc., “A” (a)	305	$70,534
FLIR Systems, Inc.	7,471	392,900
L3Harris Technologies, Inc.	5,121	1,068,446
Northrop Grumman Corp.	1,285	481,605
		$2,013,485
Biotechnology – 1.5%
Bio-Techne Corp.	3,088	$604,229
Illumina, Inc. (a)	1,068	324,907
		$929,136
Broadcasting – 0.3%
Netflix, Inc. (a)	612	$163,783
Brokerage & Asset Managers – 1.2%
NASDAQ, Inc.	4,770	$473,900
Tradeweb Markets, Inc.	7,145	264,222
		$738,122
Business Services – 16.3%
DXC Technology Co.	15,984	$471,528
Endava PLC, ADR (a)	20,922	791,897
Fidelity National Information Services, Inc.	11,935	1,584,491
Fiserv, Inc. (a)	19,975	2,069,210
FleetCor Technologies, Inc. (a)	2,368	679,095
Global Payments, Inc.	14,952	2,377,369
PayPal Holdings, Inc. (a)	14,070	1,457,511
TransUnion	5,907	479,117
Verisk Analytics, Inc., “A”	2,848	450,383
		$10,360,601
Cable TV – 1.2%
Altice USA, Inc., “A” (a)	26,968	$773,442
Computer Software – 19.3%
Adobe Systems, Inc. (a)	8,688	$2,400,060
Autodesk, Inc. (a)	4,875	720,037
Black Knight, Inc. (a)	3,337	203,757
Blue Prism Group PLC (a)	14,445	168,728
DocuSign, Inc. (a)	5,175	320,436
Microsoft Corp.	32,382	4,502,070
Rakus Co. Ltd.	13,000	201,628
RingCentral, Inc. (a)	3,824	480,524
Salesforce.com, Inc. (a)	15,864	2,354,852
Uber Technologies, Inc. (a)(l)	17,137	522,164
Zendesk, Inc. (a)	5,976	435,531
		$12,309,787
Computer Software - Systems – 8.3%
Apple, Inc.	7,345	$1,645,060
Constellation Software, Inc.	678	677,130
Descartes Systems Group, Inc. (a)	9,761	394,021
EPAM Systems, Inc. (a)	1,154	210,397
HubSpot, Inc. (a)	3,407	516,535
Linx S.A.	32,300	251,407
Pluralsight, Inc., “A” (a)(l)	17,685	297,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Presidio, Inc.	4,102	$69,324
ServiceNow, Inc. (a)	2,865	727,280
Square, Inc., “A” (a)	7,880	488,166
Workday, Inc. (a)	193	32,802
		$5,309,141
Consumer Services – 0.8%
Grand Canyon Education, Inc. (a)	5,354	$525,763
Electrical Equipment – 1.0%
Amphenol Corp., “A”	6,397	$617,310
Electronics – 3.9%
Applied Materials, Inc.	19,482	$972,152
Marvell Technology Group Ltd.	10,425	260,312
Microchip Technology, Inc.	12,978	1,205,786
Silicon Laboratories, Inc. (a)	358	39,863
		$2,478,113
Internet – 18.3%
Alibaba Group Holding Ltd., ADR (a)	2,500	$418,075
Alphabet, Inc., “A” (a)(s)	4,770	5,824,838
Facebook, Inc., “A” (a)(s)	23,339	4,156,209
GoDaddy, Inc. (a)	12,612	832,140
Wix.com Ltd. (a)	3,785	441,861
		$11,673,123
Leisure & Toys – 2.1%
Electronic Arts, Inc. (a)	12,492	$1,221,968
Peloton Interactive, Inc., “A” (a)	4,591	115,234
		$1,337,202
Medical & Health Technology & Services – 0.5%
Guardant Health, Inc. (a)	5,221	$333,256
Other Banks & Diversified Financials – 9.6%
Mastercard, Inc., “A”	10,659	$2,894,665
Visa, Inc., “A”	18,531	3,187,517
		$6,082,182
Printing & Publishing – 1.1%
IHS Markit Ltd. (a)	10,680	$714,278
Specialty Stores – 10.0%
Amazon.com, Inc. (a)(s)	3,510	$6,093,044
Chewy, Inc., “A” (a)	11,321	278,270
		$6,371,314
Total Common Stocks		$62,730,038
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,256,334	$1,256,334
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	101,539	$101,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.8)%
Automotive – (0.8)%
Tesla, Inc.	(1,977)	$(476,200)

Other Assets, Less Liabilities – (0.0)%		(236)
Net Assets – 100.0%		$63,611,475
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,256,334 and $62,831,577, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At September 30, 2019, the fund had cash collateral of $88,873 and other liquid securities with an aggregate value of $942,239 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$62,730,038	$—	$—	$62,730,038
Mutual Funds	1,357,873	—	—	1,357,873
Total	$64,087,911	$—	$—	$64,087,911
Securities Sold Short	$(476,200)	$—	$—	$(476,200)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2019, the value of securities loaned was $561,299. These loans were collateralized by cash of $101,539 and U.S. Treasury Obligations (held by the lending agent) of $466,054.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,116,606	$14,748,254	$14,608,568	$(1)	$43	$1,256,334
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,721	$—